CONSOLIDATED STATEMENTS OF OPERATION AND OTHER COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenues	$ 364,780	$ 365,477	$ 331,993
Cost of Revenues (Exclusive of depreciation and amortization shown separately below)	54,979	61,020	62,270
Research and development expenses	58,059	49,992	49,684
Selling and marketing expenses	122,975	112,227	105,914
General and administrative expenses	33,194	41,237	51,051
Depreciation and amortization	63,124	58,676	78,285
Other expenses, net	0	1,504	1,765
Total operating costs	277,352	263,636	286,699
Operating Profit (loss)	32,449	40,821	(16,976)
Financing income	(7,010)	(6,657)	(8,192)
Financing expenses	2,200	8,946	10,200
Financing expenses (income), net	(4,810)	2,289	2,008
Profit (loss) before taxes on income	37,259	38,532	(18,984)
Tax expenses	12,216	3,095	2,503
Profit (loss) for the year	25,043	35,437	(21,487)
Other comprehensive income (loss) items:
Foreign currency translation differences for foreign operations	2,824	(35)	2,126
Foreign currency translation for subsidiary sold reclassified to profit and loss	0	0	1,234
Total other comprehensive income (loss) for the year	2,824	(35)	3,360
Total comprehensive income (loss) for the year	$ 27,867	$ 35,402	$ (18,127)
Earnings per share
Basic earnings (loss) per share (in USD)	$ 0.42	$ 0.51	$ (0.3)
Diluted earnings (loss) per share (in USD)	$ 0.41	$ 0.51	$ (0.3)